Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities

	At December 31,
	2015	2016	2017
	(in thousands)
Trade payables	$9,498	$18,358	$13,023
Other current liabilities:
Employees and social debts	3,254	3,283	3,720
Others	1,350	1,132	1,418
Total other current liabilities	$4,604	$4,415	$5,138
Deferred revenue	$1,222	$335	$740

Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are generally settled on 30-day terms.

•	Other payables, primarily accrued compensation and related social charges, are non-interest bearing.
As of December 31, 2015, 2016 and 2017, trade payables included the current part of a supplier debt recorded at the discounted value and amounting to $1,487,000, $5,061,000 and $2,399,000, respectively (see note 17). The final installment of the supplier debt was settled in January 2018.
As of December 31, 2015, 2016 and 2017, deferred revenue is related to maintenance revenue, recognized over the 12-month maintenance period. In 2015 and 2017, in addition to deferred maintenance revenue, the Company recognized deferred revenue related to development services agreements. At December 31, 2015 and 2017, deferred development services revenue totaled $978,000 and $61,000, respectively, which was expected to be recognized during the year ending December 31, 2016 and December 31, 2018, respectively. There was no deferred development services revenue at December 31, 2016.